UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-09607

                             Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders of each Fund are attached herewith.

Installation views: James Turrell, Aten Reign, 2013. Daylight and LED light. Temporary site-specific installation, Solomon R. Guggenheim Museum, New York © James Turrell. Photos: David Heald © SRGF, NY.

This page is not part of The Fairholme Fund 2014 Semi-Annual Report

PORTFOLIO MANAGER’S REPORT

THE FAIRHOLME FUND

JULY 2014

This page is not part of The Fairholme Fund 2014 Semi-Annual Report

“Traditionally the investor has been the man with patience

and the courage of his convictions who would buy when the

harried or disheartened speculator was selling.”

Benjamin Graham & David Dodd

This page is not part of The Fairholme Fund 2014 Semi-Annual Report

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2014

Mutual fund investing involves risks, including loss of principal. The chart below covers the period from inception of The Fairholme Fund (December 29, 1999) to June 30, 2014. Past performance information quoted below does not guarantee future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted below. Performance Figures are after expenses and assume reinvestment of dividends and capital gains but do not reflect a 2.00% redemption fee on shares redeemed within 60 days of purchase. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1.866.202.2263. The S&P 500 Index is a broad-based measurement of changes in the stock market, is used for comparative purposes only, and is not meant to be indicative of The Fairholme Fund’s performance, asset composition, or volatility. The Fairholme Fund maintains a focused portfolio of investments in a limited number of issuers and does not seek to diversify its investments. This exposes The Fairholme Fund to the risk of unanticipated industry conditions and risks particular to a single company or the securities of a single company. The Fairholme Fund’s performance may differ markedly from the performance of the S&P 500 Index in either up or down market trends. The performance of the S&P 500 Index is shown with all dividends reinvested and does not reflect any reduction in performance for the effects of transaction costs or management fees. Investors cannot invest directly in an index. The Fairholme Fund’s total expense ratio reflected in its prospectus dated March 28, 2014, was 1.02%.

July 29, 2014

To the Shareholders and the Directors of The Fairholme Fund:

The Fairholme Fund (the “Fund” or “FAIRX” or “Fairholme”) gained 8.72% versus 7.14% for the S&P 500 Index (the “S&P 500”) for the six-month period that ended June 30, 2014. The following table compares the Fund’s unaudited performance (after expenses) with that of the S&P 500, with dividends and distributions reinvested, for various periods ending June 30, 2014.

This page is not part of The Fairholme Fund 2014 Semi-Annual Report.

i

At June 30, 2014, the value of a $10.00 investment in the Fund at its inception was worth $59.90 (calculated by assuming reinvestment of distributions into additional fund shares) compared to $17.64 for the S&P 500. FAIRX returned six and a half times more than the S&P 500 on a $10.00 investment over fourteen and a half years. Of the $59.90, the share price (net asset value per share) was $42.62 and the value of distributions reinvested was $17.28. This difference, more than anything, demonstrates how the Fund has outperformed the market (as represented by the S&P 500) over the long run.

The potential advantages of our long-term focused investment approach are most evident when evaluating our performance over any 5-year period since the inception of FAIRX. Fairholme has achieved 111 positive 5-year return periods and only 4 negative 5-year return periods, compared with 88 positive 5-year return periods and 27 negative 5-year return periods for the S&P 500. The Fund’s average rolling 5-year return was 72.41% versus 27.26% for the S&P 500. The Fund has outperformed the S&P 500 in 96 of 115 5-year periods, calculated after each month’s end. The Fund’s worst 5-year-period return was (6.89)% versus (29.05)% for the S&P 500. In its best 5-year period, the Fund’s return was 185.26% versus the S&P 500’s best return of 181.57%.

Rolling 5-Year-Period Returns*

	FAIRX	S&P 500
Best	+185.26%	+181.57%
Worst	(6.89)%	(29.05)%
Average	+72.41%	+27.26%
Positive Performance Periods	111 (96.5%)	88 (76.5%)

AIG common stock and warrants are nearly one-half the value of the Fund’s portfolio due to appreciation of these securities – even after realizing profits on the sale of millions of shares of AIG common stock.

Fannie Mae and Freddie Mac preferred stocks and common shares constitute approximately 15% of the Fund’s portfolio. We believe that the two companies may be the most important financial institutions in the United States – perhaps the world – and directly support housing affordability and accessibility, including the uniquely American 30-year fixed-rate mortgage. They are a major reason why our country did not enter a second Great Depression, and are proving to be the most successful taxpayer investments of the Great Recession.

Bank of America common stock is the Fund’s third largest position. Acquiring and then fixing Countrywide Financial has cost the bank tens of billions. Finishing the task will, in our view, allow much more to drop to the bank’s bottom line.

Sears remains the Fund’s least successful investment, yet has the highest potential based on our estimates of tangible values.

Tailwinds are building at St. Joe!

Patience will pay.

Onward and upward,

Bruce R. Berkowitz

Managing Member

Fairholme Capital Management

*

Represents the cumulative percentage total returns over a five-year rolling period (calculated after each month’s end) since inception through June 30, 2014. Monthly rolling 5-year performance is a period of 60 consecutive months determined on a rolling basis, with a new 60-month period beginning on the first day of each calendar month since the inception of the Fund.

The Portfolio Manager’s Report is not part of The Fairholme Fund’s Semi-Annual Report due to forward-looking statements that, by their nature, cannot be attested to, as required by regulation. The Portfolio Manager’s Report is based on calendar-year performance. A more formal Management Discussion and Analysis is included in the Semi-Annual Report. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation. All references to portfolio investments of The Fairholme Fund are as of the latest public filing of The Fairholme Fund with respect to such holdings at the time of publication, unless specified.

This page is not part of The Fairholme Fund 2014 Semi-Annual Report.

ii

“The stock market is a voting machine rather than a

weighing machine. It responds to factual data not directly,

but only as they affect the decisions of buyers and sellers.”

Benjamin Graham & David Dodd

This page is not part of The Fairholme Fund 2014 Semi-Annual Report

“(E)ven the intelligent investor is likely to need considerable willpower to keep from following the crowd.”

Benjamin Graham

This page is not part of The Fairholme Fund 2014 Semi-Annual Report

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

Semi-Annual Report 2014

Managed by Fairholme Capital Management

1.866.202.2263   —   fairholmefunds.com

THE FAIRHOLME FUND

May 31, 2014

2

THE FAIRHOLME FUND

FUND PERFORMANCE (unaudited)

May 31, 2004 — May 31, 2014

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (the “Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ended May 31, 2014.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

3

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2014

The Fairholme Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2014, the end of the Fund’s second fiscal quarter of 2014, and per share NAVs at other pertinent dates, were as follows:

05/31/2014 Shares Outstanding	05/31/2014 NAV (unaudited)	11/30/2013 NAV (audited)	05/31/2013 NAV (unaudited)
204,284,221	$42.02	$42.76	$37.83

At June 30, 2014, the unaudited per share NAV of the Fund was $42.62. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2014, and do not match calendar year figures for the period ended June 30, 2014, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2014	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
Fund	6.82%	20.75%	107.50%	188.78%	490.58%
S&P 500	7.62%	20.45%	132.64%	111.34%	72.86%

Annualized:
Fund		20.75%	15.72%	11.19%	13.10%
S&P 500		20.45%	18.40%	7.77%	3.87%

For the six months ended May 31, 2014, the Fund was outperformed by the S&P 500 Index (“S&P 500”) by 0.80 percentage points while over the last year the Fund outperformed the S&P 500 by 0.30 percentage points. From inception, the Fund outperformed the S&P 500 by 9.23 percentage points per annum or, on a cumulative basis, 417.72 percentage points over fourteen years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index of U.S. publicly traded corporation common stock.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2014, cash and cash equivalents (consisting

4

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2014

of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 3.40% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the six months ended May 31, 2014, the Fund’s investments in the securities of Federal National Mortgage Association, the Federal Home Loan Mortgage Corp., and The St. Joe Co. experienced per share price increases in excess of 30%. Overall portfolio appreciation was offset by a decrease of approximately 20% in the per share price of the Fund’s investments in Sears Holdings Corp. during the period. From a market sector perspective, the Fund’s positive performance during the period was due, in part, to improving performance of companies servicing the recovering U.S. residential market, such as Multi-Line Insurance (American International Group, Inc.) and Real Estate Management and Development. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2014.

The Fairholme Fund		The Fairholme Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)

American International Group, Inc.	49.0%	Multi-Line Insurance	49.0%
Bank of America Corp.	14.4%	Mortgage Finance	15.3%
Federal National Mortgage Association	8.6%	Diversified Banks	14.4%
Sears Holdings Corp.	7.0%	Retail Department Stores	7.0%
Federal Home Loan Mortgage Corp.	6.7%	Real Estate Management & Development	6.3%
The St. Joe Co.	6.3%	Cash and Cash Equivalents**	3.4%
Leucadia National Corp.	3.3%	Diversified Holding Companies	3.3%
Lands’ End, Inc.	0.8%	Retailer	0.8%
Imperial Metals Corp.	0.4%	Metals & Mining	0.4%

	96.5%		99.9%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an

5

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2014

aggregate 10,492,391 shares at May 31, 2014. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align shareholder interests.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2014, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

6

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2013

through May 31, 2014 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund, at December 1, 2013, and held for the entire six month period ending May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2013 Through May 31, 2014*
Fund
Actual	$1,000.00	$1,068.20	1.08%	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	1.08%	$5.44

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

7

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 75.9%

	DIVERSIFIED BANKS — 14.4%
81,607,015	Bank .of America Corp.	$1,235,530,207

	DIVERSIFIED HOLDING COMPANIES — 3.3%
10,957,350	Leucadia National Corp.	281,056,028

	MORTGAGE FINANCE — 1.3%
11,483,600	Federal Home Loan Mortgage Corp. (a)	50,987,184
13,657,300	Federal National Mortgage Association (a)	60,501,839

		111,489,023

	MULTI-LINE INSURANCE — 42.8%
67,916,099	American International Group, Inc.	3,672,223,473

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.3%
23,136,502	The St. Joe Co. (a)(b)(c)	544,633,257

	RETAIL DEPARTMENT STORES — 7.0%
14,212,673	Sears Holdings Corp. (a)(c)	597,713,963

	RETAILER — 0.8%
2,488,937	Lands’ End, Inc. (a)(c)	69,092,890

TOTAL DOMESTIC EQUITY SECURITIES (COST $4,920,189,946)		6,511,738,841

	FOREIGN EQUITY SECURITIES — 0.4%

	CANADA — 0.4%

	METALS & MINING — 0.4%
2,705,300	Imperial Metals Corp. (a)	37,724,003

TOTAL FOREIGN EQUITY SECURITIES (COST $33,298,363)		37,724,003

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 14.0%

	MORTGAGE FINANCE — 14.0%
	Federal Home Loan Mortgage Corp.
33,973,500	7.875%, Series Z (a)(d)	$366,913,800
5,750,575	5.570%, Series V (a)	52,905,290
2,383,100	6.550%, Series Y (a)	22,091,337
1,614,250	0.350%, Series M (a)(d)	26,812,693
1,308,929	0.896%, Series B (a)(d)	22,120,900
894,600	5.100%, Series H (a)	15,968,610
519,142	2.620%, Series L (a)(d)	8,747,543
450,000	5.900%, Series U (a)	4,230,000
437,340	5.660%, Series W (a)	3,874,832
200,000	5.000%, Series F (a)	3,560,000
	Federal National Mortgage Association
50,477,519	7.750%, Series S (a)(d)	518,908,895
5,172,343	7.000%, Series O (a)(d)	95,688,346
3,558,097	4.500%, Series P (a)(d)	30,919,863
1,557,500	6.750%, Series Q (a)	13,830,600
1,500,000	7.625%, Series R (a)	13,875,000
256,000	0.080%, Series G (a)(d)	4,377,600

		1,204,825,309

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $587,577,568)		1,204,825,309

	WARRANTS — 6.2%

	MULTI-LINE INSURANCE — 6.2%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(e)	533,235,456

TOTAL WARRANTS (COST $351,676,339)		533,235,456

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014 (unaudited)

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$ 25,000,000	U.S. Treasury Bills 0.061%, 08/21/2014 (f)	$24,998,325
25,000,000	U.S. Treasury Bills 0.097%, 09/18/2014 (f)	24,997,550
125,000,000	U.S. Treasury Bills 0.101%, 10/16/2014 (f)	124,981,125
50,000,000	U.S. Treasury Bills 0.119%,03/05/2015 (f)	49,973,150

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $224,900,008)		224,950,150

Shares		Value
	MONEY MARKET FUNDS — 0.8%
67,164,917	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.090% (g)	$67,164,917

TOTAL MONEY MARKET FUNDS (COST $67,164,917)		67,164,917

TOTAL INVESTMENTS — 99.9% (COST $6,184,807,141)		8,579,638,676
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	4,798,881

NET ASSETS — 100.0%		$8,584,437,557

(a)	Non-income producing security.
(b)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $544,633,257, which represents 6.34% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2014 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$23.5400

(c)	Affiliated Company. See Note 7.
(d)	Variable rate security. Rates shown are the effective rates as of May 31, 2014.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of May 31, 2014.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2014 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $4,602,444,179)	$7,368,198,566
Affiliated Issuers (Cost — $1,582,362,962)	1,211,440,110

Total Investments, at Fair Value (Cost — $6,184,807,141)	8,579,638,676
Receivable for Investments Sold	14,286,446
Receivable for Capital Shares Sold	1,673,636
Dividends and Interest Receivable	2,705

Total Assets	8,595,601,463

Liabilities
Accrued Management Fees	7,147,192
Payable for Capital Shares Redeemed	3,563,047
Accrued Legal Expenses	453,667

Total Liabilities	11,163,906

NET ASSETS	$8,584,437,557

Net Assets Consist of:
Paid-In Capital	$6,160,533,819
Accumulated Net Investment Loss	(48,318,352)
Net Accumulated Realized Gain on Investments and Foreign Currency Related Transactions	77,390,555
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	2,394,831,535

NET ASSETS	$8,584,437,557

Shares of Common Stock Outstanding* ($0.0001 par value)	204,284,221

Net Asset Value, Offering and Redemption Price Per Share ($8,584,437,557 / 204,284,221 shares)	$42.02

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2014
Investment Income
Interest — Unaffiliated Issuers	$ 151,161
Dividends — Unaffiliated Issuers	12,359,805
Dividends — Affiliated Issuers	7,409,013

Total Investment Income	19,919,979

Expenses
Management Fees	41,901,336
Legal Expenses	1,908,055
Miscellaneous Expense	1,449,278

Total Expenses	45,258,669

Net Investment Loss	(25,338,690)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	116,134,634
Affiliated Issuers	(33,988,309)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	494,666,732

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	576,813,057

NET INCREASE IN NET ASSETS FROM OPERATIONS	$551,474,367

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (unaudited)	For the Fiscal Year Ended November 30, 2013
CHANGES IN NET ASSETS
From Operations
Net Investment Loss	$(25,338,690)	$(22,940,518)
Net Realized Gain on Investments, Short Sales, and Foreign Currency Related Transactions	82,146,325	872,336,009
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	494,666,732	1,971,915,791

Net Increase in Net Assets from Operations	551,474,367	2,821,311,282

From Dividends and Distributions to Shareholders
Net Realized Capital Gains from Investment Transactions	(690,418,532)	—

Net Decrease in Net Assets from Dividends and Distributions	(690,418,532)	—

From Capital Share Transactions
Proceeds from Sale of Shares	317,460,769	742,853,802
Shares Issued in Reinvestment of Dividends and Distributions	612,192,862	—
Redemption Fees	133,637	423,864
Cost of Shares Redeemed	(996,254,393)	(1,766,818,030)

Net Decrease in Net Assets from Shareholder Activity	(66,467,125)	(1,023,540,364)

NET ASSETS
Net Increase (Decrease) in Net Assets	(205,411,290)	1,797,770,918
Net Assets at Beginning of Period	8,789,848,847	6,992,077,929

Net Assets at End of Period	$8,584,437,557	$8,789,848,847

Accumulated Net Investment Loss at End of Period	$(48,318,352)	$(22,979,662)

SHARES TRANSACTIONS
Issued	7,948,568	21,146,051
Reinvested	15,689,207	—
Redeemed	(24,926,073)	(49,527,129)

Net Decrease in Shares	(1,288,298)	(28,381,078)
Shares Outstanding at Beginning of Period	205,572,519	233,953,597

Shares Outstanding at End of Period	204,284,221	205,572,519

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2014		For the Fiscal Year Ended November 30,
	(unaudited)		2013		2012	2011		2010	2009
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$42.76		$29.89		$25.10	$34.19		$28.90	$20.95

Investment Operations
Net Investment Income (Loss)(1)	(0.12)		(0.10)		0.15	(0.07)		0.33	0.28
Net Realized and Unrealized Gain (Loss) on Investments	2.78		12.97		5.55	(6.95)		5.22	8.20

Total from Investment Operations	2.66		12.87		5.70	(7.02)		5.55	8.48

Dividends and Distributions
From Net Investment Income	—		—		(0.70)	(0.39)		(0.27)	(0.11)
From Realized Capital Gains	(3.40)		—		—	(1.69)		—	(0.43)
From Return of Capital	—		—		(0.21)	—		—	—

Total Dividends and Distributions	(3.40)		—		(0.91)	(2.08)		(0.27)	(0.54)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00 (2)	0.01		0.01	0.01

NET ASSET VALUE, END OF PERIOD	$42.02		$42.76		$29.89	$25.10		$34.19	$28.90

TOTAL RETURN	6.82	%(3)	43.06%		23.69%	(22.10)%		19.37%	41.48%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$8,584,438		$8,789,849		$6,992,078	$8,015,294		$16,847,081	$10,558,010
Ratio of Expenses to Average Net Assets	1.08	%(4)(5)	1.02	%(6)(7)	1.00%	1.01	%(8)	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.60	)%(5)	(0.29)%		0.52%	(0.22)%		1.02%	1.14%
Portfolio Turnover Rate	0.00	%(3)	15.59%		1.57%	43.95%		88.74%	71.09%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not Annualized.
(4)	0.05% is attributable to legal expenses incurred outside of the 1.00% management fee, 0.03% is attributable to miscellaneous expenses incurred outside of the 1.00% management fee, and less than 0.01% is attributable to consulting fees incurred outside of the 1.00% management fee.
(5)	Annualized.
(6)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(7)	Less than 0.01% is attributable to interest expenses incurred outside of the 1.00% management fee.
(8)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2014 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

14

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2014, fixed income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

15

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2014, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 05/31/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$6,511,738,841	$ —	$6,511,738,841
Foreign Equity Securities*	37,724,003	—	37,724,003
Domestic Preferred Equity Securities*	1,204,825,309	—	1,204,825,309
Warrants*	533,235,456	—	533,235,456
U.S. Government Obligations	—	224,950,150	224,950,150
Money Market Funds	67,164,917	—	67,164,917

TOTAL INVESTMENTS	$8,354,688,526	$224,950,150	$8,579,638,676

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

There were no Level 3 investments at May 31, 2014, or November 30, 2013.

Recent Accounting Standards: In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Warrants: The Fund’s investments in warrants as of May 31, 2014, are presented within the Schedule of Investments.

The Fund’s warrant positions during the six months ended May 31, 2014, had an average monthly market value of approximately $452,001,090.

As of May 31, 2014, the value of warrants with equity risk exposure of $533,235,456 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2014, the effect of the net change in

16

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

unrealized appreciation of warrants with equity risk exposure of $86,353,920 is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Short Sales: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The Fund is required to repay interest on a security sold short, which is recorded on an accrual basis as interest expense.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2014, and fiscal year ended November 30, 2013, amounted to $133,637 and $423,864, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid certain fees and expenses during the period, including legal and miscellaneous expenses, in connection with its investments in Fannie Mae and Freddie Mac.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory

17

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. The Manager is responsible pursuant to each Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned $41,901,336 from the Fund for its services during the six months ended May 31, 2014.

Affiliates of the Manager held in aggregate 10,492,391 shares at May 31, 2014.

A Director and Officers of the Fund are also the Managing Member and Officers of the Manager.

Note 4. Investments

For the six months ended May 31, 2014, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$—	$447,836,764

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2014, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$6,184,807,141	$2,892,666,961	$(497,835,426)	$2,394,831,535

There were no differences between book basis and tax basis.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2014.

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

18

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2014	For the Fiscal Year Ended November 30, 2013

Dividends and Distributions paid from:
Long-Term Capital Gain	$690,418,532	$—

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of May 31, 2014, amounted to $1,211,440,110 representing approximately 14% of the Fund’s net assets.

Transactions in the Fund during the six months ended May 31, 2014, in which the issuer was an affiliate are as follows:

	November 30, 2013	Gross Additions	Gross Deductions	May 31, 2014
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
American International Group, Inc.(a)	74,090,125	—	1,152,400	—	$—	$23,691,846	$7,409,013
Lands’ End, Inc.	—	4,275,103	1,786,166	2,488,937	69,092,890	(57,680,155)	—
Sears Holdings Corp.	14,212,673	—	—	14,212,673	597,713,963	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	544,633,257	—	—
American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021(a)	21,588,480	—	—	—	—	—	—

Total					$1,211,440,110	$(33,988,309)	$7,409,013

(a)

Company is not an “affiliated company” as of May 31, 2014, but remains an investment in the Fund’s portfolio. Realized gain or loss and/or investment income is shown for transactions that occurred through the date the Fund no longer owned 5% or more of the outstanding voting securities of the issuer.

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

19

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

May 31, 2014 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2013, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

20

NOTES

NOTES

NOTES

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Steven J. Gilbert

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1	Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

FOCIX 2014

“(E)ven the intelligent investor is likely to need considerable willpower to keep from following the crowd.”

Benjamin Graham

This page is not part of The Fairholme Focused Income Fund 2014 Semi-Annual Report.

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2014

Mutual fund investing involves risks, including loss of principal. The chart below covers the period from inception of The Fairholme Focused Income Fund (December 31, 2009) to June 30, 2014. Past performance information quoted below does not guarantee future results. The investment return and principal value of an investment in The Fairholme Focused Income Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted below. Performance figures assume reinvestment of dividends and capital gains. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1.866.202.2263. The Fairholme Focused Income Fund maintains a focused portfolio of investments in a limited number of issuers and does not seek to diversify its investments. This exposes The Fairholme Focused Income Fund to the risk of unanticipated industry conditions and risks particular to a single company or the securities of a single company. The Fairholme Focused Income Fund’s performance may differ markedly from the performance of the Barclays Capital U.S. Aggregate Bond Index in either up or down market trends. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment-grade (rated Baa3/BBB-/BBB- or higher) taxable bonds, mortgage-backed securities, asset-backed securities, corporate securities, and government-related securities, including U.S. Treasury and government agency issues, with at least one year to maturity. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses, or taxes. The Fairholme Focused Income Fund’s expense ratio reflected in its prospectus dated March 28, 2014, is 1.01%, which included acquired fund fees and expenses that are incurred indirectly by The Fairholme Focused Income Fund as a result of investments in securities issued by one or more investment companies. Effective as of the close of business on February 28, 2013, the sale of shares of The Fairholme Focused Income Fund has been suspended to new investors, subject to certain exceptions.

July 29, 2014

To the Shareholders and Directors of The Fairholme Focused Income Fund:

The Fairholme Focused Income Fund (the “Fund” or “FOCIX” or “Fairholme”) increased 5.39%, versus an increase of 3.93% for the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Bond Index”), for the six-month period that ended June 30, 2014. Since inception, the Fund increased 58.94% versus 21.92% for the Barclays Bond Index. The following table compares the Fund’s unaudited performance (after expenses) with that of the Barclays Bond Index, with dividends and distributions reinvested, for the period that ended June 30, 2014.

At June 30, 2014, the Fund is composed of U.S. Treasury Bills, money market funds, and cash (47%), Sears corporate bonds maturing in 2018 (25%), preferred stocks of Fannie Mae and Freddie Mac (15%), preferred stock of Bank of America (4%), and a group of common stocks yielding between 4% and 8% (each a 1% position and, in total, 9%). The Fund’s current yield is 2.6% and increasing. Liquidity and yield will continue to be a focus as we finish our fifth year at the end of 2014.

Respectfully submitted,

Bruce R. Berkowitz

Managing Member

Fairholme Capital Management

The Portfolio Manager’s Report is not part of The Fairholme Focused Income Fund’s Semi-Annual Report due to forward-looking statements that, by their nature, cannot be attested to, as required by regulation. The Portfolio Manager’s Report is based on calendar-year performance and precedes a more formal Management Discussion and Analysis. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation. All references to portfolio investments of The Fairholme Focused Income Fund are as of the latest public filing of The Fairholme Focused Income Fund with respect to such holdings at the time of publication, unless specified.

This page is not part of The Fairholme Focused Income Fund 2014 Semi-Annual Report.

i

“Traditionally the investor has been the man with patience

and the courage of his convictions who would buy when the

harried or disheartened speculator was selling.”

Benjamin Graham & David Dodd

This page is not part of The Fairholme Focused Income Fund 2014 Semi-Annual Report.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

Semi-Annual Report 2014

Managed by Fairholme Capital Management

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

May 31, 2014

2

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (unaudited)

Inception through May 31, 2014

THE FAIRHOLME FOCUSED INCOME FUND VS.

The BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (the “Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $25,000 investment from inception to the latest semi-annual period ended May 31, 2014.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

3

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2014

The Fairholme Focused Income Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2014, the end of the Fund’s second fiscal quarter of 2014, and per share NAVs at other pertinent dates, were as follows:

05/31/2014 Shares Outstanding	05/31/2014 NAV (unaudited)	11/30/2013 NAV (audited)	05/31/2013 NAV (unaudited)
20,470,343	$11.72	$11.98	$11.89

At June 30, 2014, the unaudited per share NAV of the Fund was $11.69. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2014, and do not match calendar year figures for the period ended June 30, 2014, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2014	Six Months	One Year	Since Inception 12/31/2009

Cumulative:
Fund	4.47%	7.62%	58.71%
Barclays Bond Index	3.29%	2.71%	21.86%

Annualized:
Fund		7.62%	11.03%
Barclays Bond Index		2.71%	4.58%

For the six months ended May 31, 2014, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 1.18 percentage points while over the last year the Fund outperformed the Barclays Bond Index by 4.91 percentage points. From inception, the Fund outperformed the Barclays Bond Index by 6.45 percentage points per annum, or on a cumulative basis, 36.85 percentage points over four years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the Barclays Bond Index is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2014, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 49.49% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

4

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2014

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the six months ended May 31, 2014, significant contributions to the Fund’s performance came from the Fund’s investments in securities of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2014.

The Fairholme Focused Income Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Focused Income Fund Top Sectors** (% of Net Assets)

Sears Holdings Corp.	24.8%	Cash and Cash Equivalents***	49.6%
Federal National Mortgage Association	9.0%	Retail Department Stores	24.8%
Federal Home Loan Mortgage Corp.	6.3%	Mortgage Finance	15.3%
Bank of America Corp.	3.5%	Diversified Banks	3.5%
Mercury General Corp.	1.1%	Property & Casualty Insurance	1.1%
Vodafone Group plc, ADR	1.0%	Wireless Telecommunication Services	1.0%
AT&T, Inc.	1.0%	Diversified Telecommunications	1.0%
	46.7%		96.3%

*	Excludes cash, U.S. Treasury Bills, miscellaneous investments, and money market funds.
**	Excludes miscellaneous investments.
***	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 828,406 shares at May 31, 2014. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align shareholder interests.

The Board, including the Independent Directors, continues to believe that it is in the best interests of Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2014, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

5

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2013

through May 31, 2014 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at December 1, 2013, and held for the entire six month period ending May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2013 Through May 31, 2014*
Fund
Actual	$1,000.00	$1,044.70	1.00%	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

6

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 3.1%

	DIVERSIFIED TELECOMMU- NICATIONS — 1.0%
68,500	AT&T, Inc.	$2,429,695

	PROPERTY & CASUALTY INSURANCE — 1.1%
53,600	Mercury General Corp.	2,527,240

	WIRELESS TELECOMMU-NICATION SERVICES — 1.0%
71,000	Vodafone Group plc, ADR	2,485,710

TOTAL DOMESTIC EQUITY SECURITIES (COST $7,453,010)		7,442,645

	DOMESTIC PREFERRED EQUITY SECURITIES — 18.8%

	DIVERSIFIED BANKS — 3.5%
312,500	Bank of America Corp., Preferred, 4.000%, Series 5	6,712,500
79,100	Bank of America Corp., Preferred, 4.000%, Series 4	1,744,155

		8,456,655

	MORTGAGE FINANCE — 15.3%
1,629,724	Federal Home Loan Mortgage Corp., Preferred, 6.550%, Series Y (a)	15,107,541
1,167,500	Federal National Mortgage Association, Preferred, 7.000%, Series O (a)(b)	21,598,750

		36,706,291

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $25,042,921)		45,162,946

Principal		Value
	DOMESTIC CORPORATE BONDS — 24.8%

	RETAIL DEPARTMENT STORES — 24.8%
$64,574,000	Sears Holdings Corp.
	6.625%, 10/15/2018	$59,408,080

TOTAL DOMESTIC CORPORATE BONDS (COST $62,461,203)		59,408,080

	U.S. GOVERNMENT OBLIGATIONS — 37.5%
10,000,000	U.S. Treasury Bills 0.094%, 09/18/2014 (c)	9,999,020
35,000,000	U.S. Treasury Bills 0.096%, 10/16/2014 (c)	34,994,715
10,000,000	U.S. Treasury Bills 0.118%, 11/13/2014 (c)	9,997,720
35,000,000	U.S. Treasury Bills 0.107%, 04/30/2015 (c)	34,974,975

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $89,952,539)		89,966,430

Shares

	MONEY MARKET FUNDS — 12.1%
28,900,342	Fidelity Institutional Money
	Market Funds - Money
	Market Portfolio, 0.090% (d)	28,900,342

TOTAL MONEY MARKET FUNDS (COST $28,900,342)		28,900,342

	MISCELLANEOUS INVESTMENTS — 3.5%(e)
(COST $8,021,846)		8,469,014

TOTAL INVESTMENTS — 99.8% (COST $221,831,861)		239,349,457

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%	599,800

NET ASSETS — 100.0%		$239,949,257

(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is the effective rate as of May 31, 2014.
(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of May 31, 2014.
(e)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

7

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2014 (unaudited)

Assets
Investments, at Fair Value (Cost — $221,831,861)	$239,349,457
Dividends and Interest Receivable	593,165
Receivable for Capital Shares Sold	220,000

Total Assets	240,162,622

Liabilities
Accrued Management Fees	203,987
Payable for Capital Shares Redeemed	9,378

Total Liabilities	213,365

NET ASSETS	$239,949,257

Net Assets Consist of:
Paid-In Capital	$222,561,169
Accumulated Undistributed Net Investment Income	599,163
Net Accumulated Realized Loss on Investments	(728,671)
Net Unrealized Appreciation on Investments	17,517,596

NET ASSETS	$239,949,257

Shares of Common Stock Outstanding* ($0.0001 par value)	20,470,343

Net Asset Value, Offering and Redemption Price Per Share ($239,949,257 / 20,470,343 shares)	$11.72

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the
Six Months Ended
May 31, 2014
Investment Income
Interest	$2,545,174
Dividends	213,222

Total Investment Income	2,758,396

Expenses
Management Fees	1,197,120

Total Expenses	1,197,120

Net Investment Income	1,561,276

Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(728,586)
Net Change in Unrealized Appreciation on Investments	9,368,677

Net Realized and Unrealized Gain (Loss) on Investments	8,640,091

NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,201,367

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	May 31, 2014	Fiscal Year Ended
	(unaudited)	November 30, 2013
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$1,561,276	$10,576,270
Net Realized Gain (Loss) on Investments	(728,586)	23,074,399
Net Change in Unrealized Appreciation on Investments	9,368,677	25,139,412

Net Increase in Net Assets from Operations	10,201,367	58,790,081

From Dividends and Distributions to Shareholders
Net Investment Income	(1,644,215)	(14,560,171)
Net Realized Capital Gains from Investment Transactions	(13,876,149)	—

Net Decrease in Net Assets from Dividends and Distributions	(15,520,364)	(14,560,171)

From Capital Share Transactions
Proceeds from Sale of Shares	15,013,649	28,234,083
Shares Issued in Reinvestment of Dividends and Distributions	13,121,290	12,435,924
Cost of Shares Redeemed	(29,854,589)	(95,341,938)

Net Decrease in Net Assets from Shareholder Activity	(1,719,650)	(54,671,931)

NET ASSETS
Net Decrease in Net Assets	(7,038,647)	(10,442,021)
Net Assets at Beginning of Period	246,987,904	257,429,925

Net Assets at End of Period	$239,949,257	$246,987,904

Accumulated Undistributed Net Investment Income at End of Period	$599,163	$682,102

SHARES TRANSACTIONS
Issued	1,296,582	2,718,394
Reinvested	1,170,547	1,214,865
Redeemed	(2,605,502)	(9,017,977)

Net Decrease in Shares	(138,373)	(5,084,718)
Shares Outstanding at Beginning of Period	20,608,716	25,693,434

Shares Outstanding at End of Period	20,470,343	20,608,716

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2014 (unaudited)		For the Fiscal Year Ended November 30, 2013	For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$11.98		$10.02	$9.71	$10.70	$10.00

Investment Operations
Net Investment Income(2)	0.08		0.46	0.97	0.64	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.42		2.12	0.31	(0.95)	0.45

Total from Investment Operations	0.50		2.58	1.28	(0.31)	0.90

Dividends and Distributions
From Net Investment Income	(0.08)		(0.62)	(0.97)	(0.64)	(0.20)
From Realized Capital Gains	(0.68)		—	—	(0.04)	—

Total Dividends and Distributions	(0.76)		(0.62)	(0.97)	(0.68)	(0.20)

NET ASSET VALUE, END OF PERIOD	$11.72		$11.98	$10.02	$9.71	$10.70

TOTAL RETURN	4.47	%(3)	26.91%	13.45%	(3.24)%	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$239,949		$246,988	$257,430	$299,224	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(4)	1.00%	1.00%	1.00%	1.00	%(4)
After Expenses Waived	—	(5)	— (5)	0.91%	0.67%	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	1.30	%(4)	4.28%	9.53%	5.96%	4.69	%(4)
Portfolio Turnover Rate	9.65	%(3)	42.87%	8.27%	91.67%	77.03	%(3)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired.

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2014 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in real estate investment trusts (“REITs”). Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objectives.

As of March 1, 2013, (the “Closing Date”), the sale of shares of the Fund has been suspended to new investors, subject to certain exceptions as described below. Subject to the right of the Fund to reject any order to purchase shares or to withdraw the offering of shares at any time, shares remain available for purchase to existing Fund shareholders. The following categories of new investors may continue to purchase shares of the Fund: (i) clients of financial advisors and financial consultants that have clients invested in the Fund as of the Closing Date; (ii) clients of financial advisors and intermediaries that have approved the inclusion of the Fund as an investment option in their asset allocation programs or discretionary investment programs, including wrap, model or other managed account programs, as of the Closing Date; and (iii) participants in group retirement plans that include the Fund as an investment option as of the Closing Date, and IRA transfers and rollovers from such plans. In addition, Directors of the Company, clients and employees of the Manager and their respective immediate family members may open new accounts and add shares of the Fund to such accounts. The Fund retains the right to limit the foregoing exceptions, make additional exceptions to the suspension of the sale of the Fund’s shares to new investors, and subsequently commence selling its shares to new investors.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified

12

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2014, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment

13

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2014, is as follows:

	Valuation Inputs
		Level 2 – Other	Total
	Level 1 –	Significant	Fair Value
	Quoted Prices	Observable Inputs	at 05/31/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$7,442,645	$—	$7,442,645
Domestic Preferred Equity Securities*	45,162,946	—	45,162,946
Domestic Corporate Bonds*	—	59,408,080	59,408,080
U.S. Government Obligations	—	89,966,430	89,966,430
Money Market Funds	28,900,342	—	28,900,342
Miscellaneous Investments	8,469,014	—	8,469,014

TOTAL INVESTMENTS	$89,974,947	$149,374,510	$239,349,457

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the six months ended May 31, 2014.

There were no Level 3 investments at May 31, 2014, or November 30, 2013.

Recent Accounting Standards: In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

14

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period March 30, 2011, to March 29, 2012. For the period December 31, 2009, to March 30, 2011, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses

15

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

(excluding those expenses noted above) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.50% of the Fund’s daily average net assets. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the six months ended May 31, 2014, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2011, expiring November 30, 2014:	$1,399,457
For the period ended November 30, 2012, expiring November 30, 2015:	249,582

$1,649,039

The Manager earned $1,197,120 from the Fund for its services during the six months ended May 31, 2014.

Affiliates of the Manager held in aggregate 828,406 shares at May 31, 2014.

A Director and Officers of the Fund are also the Managing Member and Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2014, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$28,576,246	$10,320,469

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2014, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$221,831,861	$20,724,769	$(3,207,173)	$17,517,596

There were no differences between book basis and tax basis.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2014.

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

16

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2014	For the Fiscal Year Ended November 30, 2013

Dividends and Distributions paid from:
Ordinary Income	$1,644,215	$14,560,171
Long-Term Capital Gain	13,876,149	—

	$15,520,364	$14,560,171

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

17

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

May 31, 2014 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

18

NOTES

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Steven J. Gilbert

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

FAAFX 2014

“(E)ven the intelligent investor is likely to need considerable willpower to keep from following the crowd.”

Benjamin Graham

This page is not part of The Fairholme Allocation Fund 2014 Semi-Annual Report.

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2014

Mutual fund investing involves risks, including loss of principal. The chart below covers the period from inception of The Fairholme Allocation Fund (December 31, 2010) to June 30, 2014. Past performance information quoted below does not guarantee future results. The investment return and principal value of an investment in The Fairholme Allocation Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted below. Performance figures assume reinvestment of dividends and capital gains, but do not reflect a 2.00% redemption fee on shares redeemed within 60 days of purchase. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1.866.202.2263. The S&P 500 Index is a broad-based measurement of changes in the stock market, is used for comparative purposes only, and is not meant to be indicative of The Fairholme Allocation Fund’s performance, asset composition, or volatility. The Fairholme Allocation Fund maintains a focused portfolio of investments in a limited number of issuers and does not seek to diversify its investments. This exposes The Fairholme Allocation Fund to the risk of unanticipated industry conditions and risks particular to a single company or the securities of a single company. The Fairholme Allocation Fund’s performance may differ markedly from the performance of the S&P 500 Index or the Barclays Capital U.S. Aggregate Bond Index in either up or down market trends. The performance of the S&P 500 Index is shown with all dividends reinvested and does not reflect any reduction in performance for the effects of transaction costs or management fees. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment-grade (rated Baa3/BBB-/BBB- or higher) taxable bonds, mortgage-backed securities, asset-backed securities, corporate securities, and government-related securities, including U.S. Treasury and government agency issues, with at least one year to maturity. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses, or taxes. The Fairholme Allocation Fund’s expense ratio reflected in its prospectus dated March 28, 2014, was 1.02%, which included acquired fund fees and expenses that are incurred indirectly by The Fairholme Allocation Fund as a result of investments in securities issued by one or more investment companies. Effective as of the close of business on February 28, 2013, the sale of shares of The Fairholme Allocation Fund has been suspended to new investors, subject to certain exceptions.

July 29, 2014

To the Shareholders and Directors of The Fairholme Allocation Fund:

The Fairholme Allocation Fund (the “Fund” or “FAAFX” or “Fairholme”) increased 7.34% versus an increase of 3.93% for the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Bond Index”) and an increase of 7.14% for the S&P 500 Index (the “S&P 500”), respectively, for the six-month period that ended June 30, 2014. The following table compares the Fund’s unaudited performance (after expenses) with that of the Barclays Bond Index and S&P 500, with dividends and distributions reinvested, for the period that ended June 30, 2014.

At June 30, 2014, the Fund is composed of 37% common stock, 17% preferred stock, and 31% warrants – all securities of issuers harmed by the still memorable debacle in residential real estate. Heading toward the finish of the Fund’s fourth year, underlying companies and portfolio securities are recovering as expected. We remain optimistic about future performance of the Fund’s holdings and hold 15% of the Fund in cash and cash equivalents.

Respectfully submitted,

Bruce R. Berkowitz

Managing Member

Fairholme Capital Management

The Portfolio Manager’s Report is not part of The Fairholme Allocation Fund’s Semi-Annual Report due to forward-looking statements that, by their nature, cannot be attested to, as required by regulation. The Portfolio Manager’s Report is based on calendar-year performance and precedes a more formal Management Discussion and Analysis. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation. All references to portfolio investments of The Fairholme Allocation Fund are as of the latest public filing of The Fairholme Allocation Fund with respect to such holdings at the time of publication, unless specified.

This page is not part of The Fairholme Allocation Fund 2014 Semi-Annual Report.

i

“Traditionally the investor has been the man with patience

and the courage of his convictions who would buy when the

harried or disheartened speculator was selling.”

Benjamin Graham & David Dodd

This page is not part of The Fairholme Allocation Fund 2014 Semi-Annual Report.

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report 2014

Managed by Fairholme Capital Management

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME ALLOCATION FUND

May 31, 2014

THE FAIRHOLME ALLOCATION FUND

FUND PERFORMANCE (unaudited)

Inception through May 31, 2014

THE FAIRHOLME ALLOCATION FUND VS. The BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (the “Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $25,000 investment from inception to the latest semi-annual period ended May 31, 2014.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of the Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2014

The Fairholme Allocation Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2014, the end of the Fund’s second fiscal quarter of 2014, and per share NAVs at other pertinent dates, were as follows:

05/31/2014 Shares Outstanding	05/31/2014 NAV (unaudited)	11/30/2013 NAV (audited)	05/31/2013 NAV (unaudited)
25,724,350	$14.39	$13.82	$11.93

At June 30, 2014, the unaudited per share NAV of the Fund was $14.62. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2014, and do not match calendar year figures for the period ended June 30, 2014, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2014	Six Months	One Year	Since Inception 12/31/2010

Cumulative:
Fund	4.12%	20.62%	44.84%
Barclays Bond Index	3.29%	2.71%	14.38%
S&P 500	7.62%	20.45%	64.61%

Annualized:
Fund		20.62%	11.45%
Barclays Bond Index		2.71%	4.01%
S&P 500		20.45%	15.71%

For the six months ended May 31, 2014, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 0.83 and was outperformed by the S&P 500 Index (“S&P 500”) by 3.50 percentage points, while over the last year the Fund outperformed the Barclays Bond Index and S&P 500 by 17.91 and 0.17 percentage points, respectively. The Fund outperformed the Barclays Bond Index by 30.46 percentage points and underperformed the S&P 500 by 19.77 percentage points over the past three years and five months since inception.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare Fund performance to that of unmanaged and diversified indices of U.S. publicly traded corporation common stock.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2014

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2014, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 15.22% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the six months ended May 31, 2014, the Fund’s positive performance was due, in large part, to improving performance of companies in market sectors servicing the recovering U.S. residential market, such as Multi-Line Insurance, Diversified Banks and Mortgage Finance. During the period, the Fund’s investments in securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corp., and American International Group, Inc. were significant positive contributors to the Fund’s performance. Overall portfolio appreciation was offset by declines in the Fund’s investments in Sears Holdings Corp. The following charts show the top ten holdings by issuer and sector in descending order of net assets as of May 31, 2014.

The Fairholme Allocation Fund Top Ten Holdings by Issuer* (% of Net Assets)		The Fairholme Allocation Fund Top Ten Sectors (% of Net Assets)

American International Group, Inc.	14.7%	Multi-Line Insurance	22.7%
Bank of America Corp.	10.7%	Diversified Banks	21.2%
Sears Holdings Corp.	10.0%	Mortgage Finance	16.8%
Federal Home Loan Mortgage Corp.	8.6%	Cash and Cash Equivalents**	15.2%
Federal National Mortgage Association	8.2%	Retail Department Stores	10.0%
Wells Fargo & Co.	6.9%	Metals & Mining	6.0%
Imperial Metals Corp.	6.0%	Diversified Holding Companies	3.7%
Genworth Financial, Inc.	4.3%	Retailer	2.0%
Leucadia National Corp.	3.7%	Life Insurance	1.9%
Hartford Financial Services Group, Inc.	3.7%	Real Estate Management & Development	0.6%

	76.8%		100.1%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2014

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 9,262,051 shares at May 31, 2014. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align shareholder interests.

The Board, including the Independent Directors, continues to believe that it is in the best interests of Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Funds; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2014, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

THE FAIRHOLME ALLOCATION FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2013

through May 31, 2014 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at December 1, 2013, and held for the entire six month period ending May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2013 Through May 31, 2014*
Fund
Actual	$1,000.00	$1,041.20	1.00%	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 31.9%
	DIVERSIFIED HOLDING COMPANIES — 3.7%
531,700	Leucadia National Corp.	$13,638,105

	MULTI-LINE INSURANCE — 15.6%
772,900	American International Group, Inc.	41,790,703
938,800	Genworth Financial, Inc. (a)	15,950,212

		57,740,915

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
39,032	Homefed Corp. (a)	2,224,434

	RETAIL DEPARTMENT STORES — 10.0%
880,900	Sears Holdings Corp. (a)	37,046,249

	RETAILER — 2.0%
264,970	Lands’ End, Inc. (a)	7,355,567

TOTAL DOMESTIC EQUITY SECURITIES (COST $86,974,369)		118,005,270

	FOREIGN EQUITY SECURITIES — 6.0%

	CANADA — 6.0%

	METALS & MINING — 6.0%
1,581,500	Imperial Metals Corp. (a)	22,053,196

TOTAL FOREIGN EQUITY SECURITIES (COST $20,659,125)		22,053,196

	DOMESTIC PREFERRED EQUITY SECURITIES — 16.8%

	MORTGAGE FINANCE — 16.8%
	Federal Home Loan Mortgage Corp.
2,933,100	7.875%, Series Z (a)(b)	31,677,480
	Federal National Mortgage Association
2,951,200	7.750%, Series S (a)(b)	30,338,336

		62,015,816

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $26,564,484)		62,015,816

Shares		Value

	WARRANTS — 30.2%

	DIVERSIFIED BANKS — 21.2%
5,570,428	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(c)	$39,438,630
718,000	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(c)	13,527,120
1,318,265	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)(c)	25,719,350

		78,685,100

	LIFE INSURANCE — 1.9%
181,610	Lincoln National Corp., Vested, Strike Price $10.514, Expire 07/10/2019 (a)(c)	7,099,135

	MULTI-LINE INSURANCE — 7.1%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(c)	12,535,621
524,400	Hartford Financial Services Group, Inc., Vested, Strike Price $9.478, Expire 06/26/2019 (a)(c)	13,634,400

		26,170,021

TOTAL WARRANTS (COST $49,611,654)		111,954,256

Principal

	U.S. GOVERNMENT OBLIGATIONS — 10.8%
$10,000,000	U.S. Treasury Bills 0.082%, 09/04/2014 (d)	9,999,090
10,000,000	U.S. Treasury Bills 0.101%, 10/16/2014 (d)	9,998,490
10,000,000	U.S. Treasury Bills 0.122%, 04/02/2015 (d)	9,994,090
10,000,000	U.S. Treasury Bills 0.107%, 04/30/2015 (d)	9,992,850

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $39,974,070)		39,984,520

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2014 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 4.4%
16,401,133	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.090% (e)	$16,401,133

TOTAL MONEY MARKET FUNDS (COST $16,401,133)		16,401,133

Value

TOTAL INVESTMENTS — 100.1% (COST $240,184,835)	$370,414,191
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(328,565)

NET ASSETS — 100.0%	$370,085,626

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of May 31, 2014.
(c)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2014.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2014 (unaudited)

Assets
Investments, at Fair Value (Cost — $240,184,835)	$370,414,191
Interest Receivable	1,200

Total Assets	370,415,391

Liabilities
Accrued Management Fees	310,759
Payable for Capital Shares Redeemed	19,006

Total Liabilities	329,765

NET ASSETS	$370,085,626

Net Assets Consist of:
Paid-In Capital	$244,497,533
Accumulated Net Investment Loss	(4,046,978)
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(594,285)
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	130,229,356

NET ASSETS	$370,085,626

Shares of Common Stock Outstanding* ($0.0001 par value)	25,724,350

Net Asset Value, Offering and Redemption Price Per Share ($370,085,626 / 25,724,350 shares)	$14.39

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the
Six Months Ended
May 31, 2014
Investment Income
Dividends	$252,615
Interest	29,542

Total Investment Income	282,157

Expenses
Management Fees	1,790,085

Total Expenses	1,790,085

Net Investment Loss	(1,507,928)

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments	92,167
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	16,005,292

Net Realized and Unrealized Gain on Investments	16,097,459

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,589,531

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	May 31, 2014	Fiscal Year Ended
	(unaudited)	November 30, 2013
CHANGES IN NET ASSETS
From Operations
Net Investment Loss	$(1,507,928)	$(2,415,139)
Net Realized Gain on Investments, Short Sales and Foreign Currency Related Transactions	92,167	14,884,135
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	16,005,292	109,051,054

Net Increase in Net Assets from Operations	14,589,531	121,520,050

From Dividends and Distributions to Shareholders
Net Investment Income	—	(1,630,876)

Net Decrease in Net Assets from Dividends and Distributions	—	(1,630,876)

From Capital Share Transactions
Proceeds from Sale of Shares	8,906,335	32,479,565
Shares Issued in Reinvestment of Dividends and Distributions	—	1,585,115
Redemption Fees	611	6,907
Cost of Shares Redeemed	(12,880,458)	(49,921,246)

Net Decrease in Net Assets from Shareholder Activity	(3,973,512)	(15,849,659)

NET ASSETS
Net Increase in Net Assets	10,616,019	104,039,515
Net Assets at Beginning of Period	359,469,607	255,430,092

Net Assets at End of Period	$370,085,626	$359,469,607

Accumulated Net Investment Loss at End of Period	$(4,046,978)	$(2,539,050)

SHARES TRANSACTIONS
Issued	641,554	2,987,575
Reinvested	—	172,108
Redeemed	(933,202)	(4,519,439)

Net Decrease in Shares	(291,648)	(1,359,756)
Shares Outstanding at Beginning of Period	26,015,998	27,375,754

Shares Outstanding at End of Period	25,724,350	26,015,998

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the
	Six Months Ended		For the		For the	For the
	May 31, 2014		Fiscal Year Ended		Fiscal Year Ended	Period Ended
	(unaudited)		November 30, 2013		November 30, 2012	November 30, 2011(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$13.82		$9.33		$8.29	$10.00

Investment Operations
Net Investment Income (Loss)(2)	(0.06)		(0.09)		0.07	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.63		4.64		0.97	(1.69)

Total from Investment Operations	0.57		4.55		1.04	(1.71)

Dividends and Distributions
From Net Investment Income	—		(0.06)		—	—

Total Dividends and Distributions	—		(0.06)		—	—

Redemption Fees(2)	0.00	(3)	0.00	(3)	0.00 (3)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$14.39		$13.82		$9.33	$8.29

TOTAL RETURN	4.12	%(4)	49.09%		12.55%	(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$370,086		$359,470		$255,430	$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(5)	1.01	%(6)	1.00%	1.00	%(5)
After Expenses Waived	—	(7)	—	(7)	0.92%	0.75	%(5)
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.84	)%(5)	(0.80)%		0.74%	(0.30	)%(5)
Portfolio Turnover Rate	0.00	%(4)	35.97%		26.96%	41.60	%(4)

(1)  The Fund commenced operations on December 31, 2010.

(2)  Based on average shares outstanding.

(3)  Redemption fees represent less than $0.01.

(4)  Not Annualized.

(5)  Annualized.

(6)  0.01% is attributable to interest expense incurred outside of the 1.00% management fee.

(7)  Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2014 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Allocation Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek long-term total return. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Fund may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

As of March 1, 2013 (the “Closing Date”), the sale of shares of the Fund has been suspended to new investors, subject to certain exceptions as described below. Subject to the right of the Fund to reject any order to purchase shares or to withdraw the offering of shares at any time, shares remain available for purchase to existing Fund shareholders. The following categories of new investors may continue to purchase shares of the Fund: (i) clients of financial advisors and financial consultants that have clients invested in the Fund as of the Closing Date; (ii) clients of financial advisors and intermediaries that have approved the inclusion of the Fund as an investment option in their asset allocation programs or discretionary investment programs, including wrap, model or other managed account programs, as of the Closing Date; and (iii) participants in group retirement plans that include the Fund as an investment option as of the Closing Date, and IRA transfers and rollovers from such plans. In addition, Directors of the Company, clients and employees of the Manager and their respective immediate family members may open new accounts and add shares of the Fund to such accounts. The Fund retains the right to limit the foregoing exceptions, make additional exceptions to the suspension of the sale of the Fund’s shares to new investors, and subsequently commence selling its shares to new investors.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2014, fixed-income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2014, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 05/31/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	—	$2,224,434	$2,224,434
Other*	$115,780,836	—	115,780,836
Foreign Equity Securities*	22,053,196	—	22,053,196
Domestic Preferred Equity Securities*	62,015,816	—	62,015,816
Warrants*	111,954,256	—	111,954,256
U.S. Government Obligations	—	39,984,520	39,984,520
Money Market Funds	16,401,133	—	16,401,133

TOTAL INVESTMENTS	$328,205,237	$42,208,954	$370,414,191

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

There were no Level 3 investments at May 31, 2014, or November 30, 2013.

Recent Accounting Standards: In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Warrants: The Fund’s investments in warrants as of May 31, 2014, are presented within the Schedule of Investments.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

The Fund’s warrant positions during the six months ended May 31, 2014, had an average monthly market value of approximately $108,409,589.

As of May 31, 2014, the value of warrants with equity risk exposure of $111,954,256 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2014, the effect of the net change in unrealized appreciation of warrants with equity risk exposure of $8,945,728 is included with the Net Change in Unrealized Appreciation on Investments on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Short Sales: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The Fund is required to repay interest on a security sold short, which is recorded on an accrual basis as interest expense.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2014, and the fiscal year ended November 30, 2013, amounted to $611 and $6,907, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period December 29, 2010, to March 29, 2012. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the six months ended May 31, 2014, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2011, expiring November 30, 2014:	$424,124
For the period ended November 30, 2012, expiring November 30, 2015:	225,673

$649,797

The Manager earned $1,790,085 from the Fund for its services during the six months ended May 31, 2014.

Affiliates of the Manager held in aggregate 9,262,051 shares at May 31, 2014.

A Director and Officers of the Fund are also the Managing Member and Officers of the Manager.

Note 4. Investments

For the six months ended May 31, 2014, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$—	$3,752,817

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2014 (unaudited)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2014, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$240,184,835	$136,219,391	$(5,990,035)	$130,229,356

The were no differences between book basis and tax basis.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2014.

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2014	November 30, 2013
Dividends and Distributions paid from:
Ordinary Income	$—	$1,630,876

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION

May 31, 2014 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

NOTES

NOTES

NOTES

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Steven J. Gilbert

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	July 28, 2014

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	July 28, 2014

* Print the name and title of each signing officer under his or her signature.